As filed with the Securities and Exchange Commission on May 17, 2011

1933 Act Registration No. 33-3677

1940 Act Registration No. 811-4603

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 44	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 45	☒
(Check appropriate box or boxes)

THRIVENT SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

625 FOURTH AVENUE SOUTH

MINNEAPOLIS, MINNESOTA 55415

(Address of Principal Executive Offices)

(612) 844-5704

(Registrant’s Telephone Number, including Area Code)

JOHN L. SULLIVAN

THRIVENT SERIES FUND, INC.

625 FOURTH AVENUE SOUTH

MINNEAPOLIS, MINNESOTA 55415

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 17th day of May, 2011.

THRIVENT SERIES FUND, INC.

/s/ John L. Sullivan
John L. Sullivan
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 17th day of May 2011.

Signature	Title

/s/ Russell W. Swansen Russell W. Swansen	President and Director

/s/ Gerard V. Vaillancourt Gerard V. Vaillancourt	Treasurer and Principal Accounting Officer

* F. Gregory Campbell	Director

Janice B. Case	Director

* Richard L. Gady	Director

* Richard A. Hauser	Director

* Paul R. Laubscher	Director

* Connie M. Levi	Director

James A. Nussle	Director

* Douglas D. Sims	Director

* Constance L. Souders	Director

*	John L. Sullivan, by signing his name hereto, does hereby sign this document on behalf of each of the above- named Directors of Thrivent Series Fund, Inc. pursuant to a power of attorney duly executed by such persons.

Dated: May 17, 2011	/s/ John L. Sullivan
John L. Sullivan
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase